19. Property, Plant and Equipment (Details 2)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Generation | General equipment
DisclosureOfAverageDepreciationRatesLineItems [Line Items]
Average rate of depreciation	6.33%	6.31%
Generation | Machinery and equipment
DisclosureOfAverageDepreciationRatesLineItems [Line Items]
Average rate of depreciation	3.59%	2.29%
Generation | Generators
DisclosureOfAverageDepreciationRatesLineItems [Line Items]
Average rate of depreciation	3.21%	3.04%
Generation | Reservoirs, dams and aqueducts
DisclosureOfAverageDepreciationRatesLineItems [Line Items]
Average rate of depreciation	2.11%	2.13%
Generation | Hydraulic turbines
DisclosureOfAverageDepreciationRatesLineItems [Line Items]
Average rate of depreciation	2.61%	2.57%
Generation | Gas and steam turbines
DisclosureOfAverageDepreciationRatesLineItems [Line Items]
Average rate of depreciation	2.30%	2.30%
Generation | Water cooling and treatment
DisclosureOfAverageDepreciationRatesLineItems [Line Items]
Average rate of depreciation	4.00%	3.99%
Generation | Gas conditioner
DisclosureOfAverageDepreciationRatesLineItems [Line Items]
Average rate of depreciation	4.00%	3.66%
Generation | Wind power plant unit
DisclosureOfAverageDepreciationRatesLineItems [Line Items]
Average rate of depreciation	3.85%	3.85%
Central management | Buildings
DisclosureOfAverageDepreciationRatesLineItems [Line Items]
Average rate of depreciation	3.33%	3.33%
Central management | Machinery and office equipment
DisclosureOfAverageDepreciationRatesLineItems [Line Items]
Average rate of depreciation	6.25%	6.25%
Central management | Furniture and fixtures
DisclosureOfAverageDepreciationRatesLineItems [Line Items]
Average rate of depreciation	6.25%	6.25%
Central management | Vehicles
DisclosureOfAverageDepreciationRatesLineItems [Line Items]
Average rate of depreciation	14.29%	14.29%
Telecommunications | Transmission equipment
DisclosureOfAverageDepreciationRatesLineItems [Line Items]
Average rate of depreciation	6.36%	6.90%
Telecommunications | Terminal equipment
DisclosureOfAverageDepreciationRatesLineItems [Line Items]
Average rate of depreciation	12.09%	13.41%
Telecommunications | Infrastructure
DisclosureOfAverageDepreciationRatesLineItems [Line Items]
Average rate of depreciation	7.45%	7.43%